As filed with the Securities and Exchange Commission on
                                November 30, 2000


                                              1933 Act Registration No. 2-51992
                                              1940 Act Registration No. 811-2527

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.
                                  ----------

       Post-Effective Amendment No.     50
                                   -----------
                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.     50
                     ---------

                               ZURICH MONEY FUNDS
                               ------------------
                       (Formerly named Kemper Money Funds)
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               -------------------------------------------- -----
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

     Philip J. Collora, Secretary                   With a copy to:
          Zurich Money Funds                       Cathy G. O'Kelly
       222 South Riverside Plaza                    David A. Sturms
     Chicago, Illinois 60606-5808          Vedder, Price, Kaufman & Kammholz
(Name and Address of Agent for Service)         222 North LaSalle Street
                                                 Chicago, Illinois 60601

         It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b)
           --------
              X     on December 1, 2000 pursuant to paragraph (b)
           --------
                    60 days after filing pursuant to paragraph (a)(1)
           --------
                    on (date) pursuant to paragraph (a)(1)
           --------
                    75 days after filing pursuant to paragraph (a)(2)
           --------
                    on (date) pursuant to paragraph (a)(2) of Rule 485
           --------

[LOGO] ZURICH

Zurich Money Funds

prospectus

December 1, 2000


Zurich Money Market Fund

Zurich Government
Money Fund

Zurich Tax-Free Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offence for anyone to inform you otherwise.

table of contents

                  how the funds work

                2 Zurich Money Market Fund
                7 Zurich Government Money Fund
               11 Zurich Tax-Free Money Fund
               15 Other Policies And Risks
               16 Who Manages the Funds
               18 Financial Highlights

                  how to invest in the funds

               22 How to Buy Shares
               24 How to Sell Shares
               25 Policies You Should Know About
               32 Understanding Distributions and Taxes how the funds work


                  These funds are money market funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

                  Each fund takes its own approach to money market investing. Zurich Money Market Fund emphasizes yield through a more diverse universe of investments, while Zurich Government Money Fund emphasizes government securities. Zurich Tax-Free Money Fund invests for income that is free from federal income taxes.

                  Remember that money funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

                                                          TICKER SYMBOL  o KMMXX

Zurich Money Market Fund

         The fund seeks maximum current income to the extent consistent with stability of principal.

         Investment Approach

         The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.


         The fund may buy securities from many types of issuers, including the U.S. government and corporations. The fund may invest in obligations of foreign banks, and may invest more than 25% of total assets in obligations of U.S. banks. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.


         Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         Money Fund Rules

         To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules:

         o individual securities must have remaining maturities of no more than 397 days

         o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

         o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars
--------------------------------------------------------------------------------


                                       2  Zurich Money Market Fund

[ICON] This fund, a broadly diversified money fund with an equal emphasis on credit quality, yield and stability, could serve investors who want a versatile money fund that's suited to a range of purposes.


         Main Risks To Investors

         Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

         As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.


         A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Investments by the fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.



                                       3  Zurich Money Market Fund

                  Other factors that could affect performance include:

                  o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

                  o the counterparty to a repurchase agreement or other transaction could default on its obligations

                  o over time, the real value of the fund's yield may be eroded by inflation

                                       4  Zurich Money Market Fund

The Fund's Track Record

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividents and distributions. As always, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


                  Zurich Money Market Fund

                  ANNUAL TOTAL RETURNS (%)
                  --------------------------------------------------------------
                  as of 12/31 each year


                  8.21      '90
                  6.01      '91
                  3.49      '92
                  2.89      '93
                  3.99      '94
                  5.67      '95
                  5.23      '96
                  5.36      '97
                  5.27      '98
                  4.97      '99


                  Best quarter: 2.01%, Q2 1990
                  Worst quarter: 0.69%, Q2 1993
                  YTD total return: 4.58% as of 9/30/2000




                  AVERAGE ANNUAL TOTAL RETURNS (%)
                  --------------------------------------------------------------
                  as of 12/31/1999

                                                          Since
                   1 Year       5 Years      10 Years     inception*
                  --------------------------------------------------------------
                   4.97         5.30         5.10         7.57


                  * Inception: 11/25/1974


[ICON] To find out the Fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

                                       5  Zurich Money Market Fund

How Much Investors Pay

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
This is no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.
--------------------------------------------------------------------------------



                  Zurich Money Market Fund

                  FEE TABLE
                  --------------------------------------------------------------

                  Shareholder Fees (%)
                  (paid directly from your investment)          None
                  --------------------------------------------------------------

                  Annual Operating Expenses (%)
                  (deducted from fund assets)
                  --------------------------------------------------------------
                  Management Fee                                 0.27
                  --------------------------------------------------------------
                  Distribution (12b-1) Fee                       None
                  --------------------------------------------------------------
                  Other Expenses*                                0.17
                  --------------------------------------------------------------
                  Total Annual Operating Expenses               0.44


                  * Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.


                  EXAMPLE
                  --------------------------------------------------------------

                  Based on the figures above, this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


                  1 Year       3 Years      5 Years      10 Years
                  --------------------------------------------------------------
                  $45          $141         $246         $555





                                       6  Zurich Money Market Fund

                                                           TICKER SYMBOL o KEGXX
Zurich Government Money Fund

         The fund seeks maximum current income to the extent consistent with stability of principal.

         Investment Approach

         The fund pursues its goal by investing exclusively in:

         o short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities

         o repurchase agreements backed by these securities


         The securities the fund may buy range from U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, to securities of issuers such as the Federal Home Loan Bank that carry no government guarantees. Everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.


         Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         Money Fund Rules

         To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

         o individual securities must have remaining maturities of no more than 397 days

         o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

         o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars
--------------------------------------------------------------------------------




                                       7  Zurich Government Money Fund

[ICON] Investors whose primary concerns are credit quality, liquidity and stability may want to consider this fund.


         Main Risks To Investors

         Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

         As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

         A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the fund's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. Also, bear in mind that any guarantees on securities the fund owns do not extend to shares of the fund itself.

         Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to U.S. government and agency securities.

         Other factors that could affect performance include:

         o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

         o the counterparty to a repurchase agreement or other transaction could default on its obligations

         o over time, the real value of the fund's yield may be eroded by inflation


                                       8  Zurich Government Money Fund

The Fund's Track Record

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

         All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


         Zurich Government Money Fund

         ANNUAL TOTAL RETURNS (%)
         -----------------------------------------------------------------------
         as of 12/31 each year

         8.11     '90
         5.86     '91
         3.57     '92
         2.92     '93
         3.97     '94
         5.71     '95
         5.21     '96
         5.32     '97
         5.18     '98
         4.80     '99




         Best quarter:     2.00%, Q2 1990
         Worst quarter:    0.71%, Q2 1993 and Q3 1993
         YTD total return: 4.50% as of 9/30/2000


         AVERAGE ANNUAL TOTAL RETURNS (%)
         -----------------------------------------------------------------------
         as of 12/31/1999

                                                Since
         1 Year       5 Years      10 Years     inception*
         -----------------------------------------------------------------------
         4.80         5.24         5.05         6.48

                             * Inception: 11/30/1981


[ICON] To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.


                                       9  Zurich Government Money Fund

How Much Investors Pay

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         This is a no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.
--------------------------------------------------------------------------------

Zurich Government Money Fund



         FEE TABLE
         -----------------------------------------------------------------------

         Shareholder Fees (%)
         (paid directly from your investment)        None
         -----------------------------------------------------------------------
         Annual Operating Expenses (%)
         (deducted from fund assets)
         -----------------------------------------------------------------------
         Management Fee                              0.27
         -----------------------------------------------------------------------
         Distribution (12b-1) Fee                    None
         -----------------------------------------------------------------------
         Other Expenses*                             0.16
         -----------------------------------------------------------------------
         Total Annual Operating Expenses             0.43


         * Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.


         EXAMPLE
         -----------------------------------------------------------------------
         Based on the figures above, this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

         1 Year       3 Years      5 Years      10 Years
         -----------------------------------------------------------------------
         $44          $138         $241         $542




                                       10  Zurich Government Money Fund

                                                           TICKER SYMBOL o KXMXX

Zurich Tax-Free Money Fund

         The fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal.

         Investment Approach


         The fund pursues its goal by normally investing at least 80% of total assets in high quality short-term municipal securities. The income from these securities is free from regular federal income tax and from alternative minimum tax (AMT). The fund may buy many types of municipal securities, including industrial development bonds. The fund may invest more than 25% of its total assets in industrial development bonds. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities.


         Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         Money Fund Rules

         To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

         o individual securities must have remaining maturities of no more than 397 days

         o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

         o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars
--------------------------------------------------------------------------------



                                       11  Zurich Tax-Free Money Fund

[ICON] This fund is designed for investors in a moderate to high tax bracket who are looking for federally tax-free income along with the liquidity and stability that a money fund is designed to offer.


         Main Risks To Investors

         Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

         As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

         A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the short-term securities market, the fund increases its exposure to factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

         Other factors that could affect performance include:

         o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

         o political or legal actions could change the way the fund's dividends are taxed

         o the municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers than the taxable securities market

         o over time, the real value of the fund's yield may be eroded by inflation


                                       12  Zurich Tax-Free Money Fund

The Fund's Track Record

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

         All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


         Zurich Tax-Free Money Fund

         ANNUAL TOTAL RETURNS (%)
         -----------------------------------------------------------------------
         as of 12/31 each year

         5.80     '90
         4.46     '91
         2.86     '92
         2.28     '93
         2.71     '94
         3.74     '95
         3.33     '96
         3.44     '97
         3.31     '98
         3.01     '99


         Best quarter:     1.48%, Q4 1990
         Worst quarter:    0.54%, Q1 1994
         YTD total return: 2.86% as of 9/30/2000


         AVERAGE ANNUAL TOTAL RETURNS (%)
         -----------------------------------------------------------------------
         as of 12/31/1999

                                                Since
         1 Year       5 Years      10 Years     inception*
         -----------------------------------------------------------------------
         3.01         3.37         3.48         3.88

         * Inception: 9/10/1987


[ICON] To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.



                                       13  Zurich Tax-Free Money Fund

How Much Investors Pay

THE ORIGINAL DOCUMENT CONTAINS A SIDEBAR HERE:
--------------------------------------------------------------------------------
         This is a no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.
--------------------------------------------------------------------------------

         Zurich Tax-Free Money Fund


         FEE TABLE
         -----------------------------------------------------------------------


         Shareholder Fees (%)
         (paid directly from your investment)        None
         -----------------------------------------------------------------------
         Annual Operating Expenses (%)
         (deducted from fund assets)
         -----------------------------------------------------------------------
         Management Fee                              0.27
         -----------------------------------------------------------------------
         Distribution (12b-1) Fee                    None
         -----------------------------------------------------------------------
         Other Expenses*                             0.12
         -----------------------------------------------------------------------
         Total Annual Operating Expenses             0.39

         * Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.


         EXAMPLE
         -----------------------------------------------------------------------

         Based on the figures above, this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

         1 Year       3 Years      5 Years      10 Years
         -----------------------------------------------------------------------
         $40          $125         $219         $493





                                       14  Zurich Tax-Free Money Fund
other policies and risks

         While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


         o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, Zurich Tax-Free Money Fund's policy of investing at least 80% of total assets in municipal securities cannot be changed without shareholder approval.

         o As a temporary defensive measure, Zurich Tax-Free Money Fund could shift up to 100% of assets into cash or into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

         o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a fund, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.


         For More Information

         This prospectus doesn't tell you about every policy or risk of investing in the funds.

         If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

         Keep in mind that there is no assurance that any mutual fund will achieve its goal.


                                       15   other policies and risks
who manages the fund

         The Investment Advisor

         The investment advisor for these funds is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

         Scudder Kemper's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

         As payment for serving as investment advisor, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:


         Fund Name                                   Fee Paid
         -----------------------------------------------------------------------
         Zurich Money Market Fund                    0.27%
         -----------------------------------------------------------------------
         Zurich Government Money Fund                0.27%
         -----------------------------------------------------------------------
         Zurich Tax-Free Money Fund                  0.27%



[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.


                                       16  who manages the fund

         The Portfolio Managers



         Zurich Money Market Fund           Zurich Tax-Free Money Fund

         Frank J. Rachwalski, Jr.           Frank J. Rachwalski, Jr.
         Lead Portfolio Manager             Lead Portfolio Manager
           o Began investment career          o Began investment career
             in 1973                            in 1973
           o Joined the advisor in 1973       o Joined the advisor in 1973
           o Joined the fund team in          o Joined the fund team in
             1998                               1998

         Jerri I. Cohen                     Jerri I. Cohen
           o Began investment career          o Began investment career
             in 1981                            in 1981
           o Joined the advisor in 1981       o Joined the advisor in 1981
           o Joined the fund team in          o Joined the fund team in
             1998                               2000

         Zurich Government Money Fund

         Frank J. Rachwalski, Jr.
         Lead Portfolio Manager
           o Began investment career
             in 1973
           o Joined the advisor in 1973
           o Joined the fund team in
             1998

         Christopher Proctor
           o Began investment career
             in 1990
           o Joined the advisor in 1999
           o Joined the fund team in
             1999




                                       17   who manages the fund
financial highlights



These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).



Zurich Money Market Fund


Year ended July 31,                      2000      1999      1998      1997       1996
--------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
Net investment income                    0.06      0.05      0.05      0.05       0.05
--------------------------------------------------------------------------------------
Less distributions from net investment (0.06)    (0.05)    (0.05)    (0.05)     (0.05)
  income
--------------------------------------------------------------------------------------
Net asset value, end of period         $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
Total Return (%)                         5.78      4.89      5.38      5.27       5.34
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)  5,104     5,110     4,539     4,362      4,226
--------------------------------------------------------------------------------------
Ratio of expenses before  expense
reductions  (%)                          0.44      0.46      0.48      0.45       0.50
--------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions  (%)                        0.44      0.46      0.48      0.45       0.50
--------------------------------------------------------------------------------------
Ratio of net investment income (%)       5.61      4.78      5.24      5.14       5.20
--------------------------------------------------------------------------------------




                                       18  financial highlights

Zurich Government Money Fund



Year ended July 31,                      2000      1999      1998      1997       1996
--------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
       Net investment income             0.05      0.05      0.05      0.05       0.05
--------------------------------------------------------------------------------------
Less distributions from net investment (0.05)    (0.05)    (0.05)    (0.05)     (0.05)
  income
--------------------------------------------------------------------------------------
Net asset value, end of period         $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
Total Return (%)                         5.59      4.78      5.33      5.26       5.34
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period  ($ millions)   668       712       687       671        672
--------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           0.44      0.43      0.43      0.44       0.46
--------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           0.43      0.43      0.43      0.44       0.46
--------------------------------------------------------------------------------------
Ratio of net investment income (%)       5.43      4.67      5.20      5.13       5.20
--------------------------------------------------------------------------------------





                                       19  financial highlights

Zurich Tax-Free Money Fund



Year ended July 31,                      2000      1999      1998      1997       1996
--------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
Net investment income                    0.04      0.03      0.03      0.03       0.03
--------------------------------------------------------------------------------------
Less distributions from net investment
  income                               (0.04)    (0.03)    (0.03)    (0.03)     (0.03)
--------------------------------------------------------------------------------------
Net asset value, end of period         $ 1.00      1.00      1.00      1.00       1.00
--------------------------------------------------------------------------------------
Total Return (%)                         3.58      2.97      3.46      3.39       3.44
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)    745       796       816       771        729
--------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           0.39      0.36      0.36      0.37       0.39
--------------------------------------------------------------------------------------
Ratio of expenses after expense
          reductions (%)                 0.39      0.36      0.36      0.37       0.39
--------------------------------------------------------------------------------------
Ratio of net investment income (%)       3.51      2.93      3.39      3.33       3.38
--------------------------------------------------------------------------------------



                                       20  financial highlights
how to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Zurich, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a financial advisor or workplace retirement plan -- your provider may have its own policies or instructions, and you should follow those.

Different terms also apply to investors who are using one of these funds as the core account for a Zurich MoneyPLUS Account(SM). Check your informational brochure or your account services guide.

how to buy shares

                   INITIAL INVESTMENT
                   -------------------------------------------------------------
                   $1,000 or more for regular accounts

                   $250 or more for IRAs

                   $10,000 for a Zurich MoneyPLUS Account(SM)

                   $50 or more with an Automatic Investment Plan ($1,500 a month for a Zurich MoneyPLUS AccountSM)

                   Make out your check to "Zurich Money Funds"

--------------------------------------------------------------------------------

By mail            o Fill out and sign an application

                   o Send the application and an investment check to:
                     Kemper Service Company, P.O. Box 219356,
                     Kansas City, MO 64121-9356
--------------------------------------------------------------------------------
By wire            o Call 1-800-537-6001


                   o Give your account registration instructions to the
                     representative, who will give you a new account number
                   o Have your bank wire your investment to: Zurich Money Funds,
                     UMB Bank of Kansas City, N.A. ABA# 1010-0069-5


                   o You will also need to provide your name and account number, along with the name and routing number for the fund of your choice:


                     o Zurich Money Market Fund: 98-0103-346-8


                     o Zurich Government Money Fund: 98-0116-259-4


                     o Zurich Tax-Free Money Fund: 98-0001-577-6

--------------------------------------------------------------------------------
With an automatic  o For investing directly from your bank account, paycheck or
investment plan      government check


                   o Call 1-800-537-6001 to set up a plan or get instructions
--------------------------------------------------------------------------------
By exchange        o To invest in one of these funds by selling shares in a
                     Kemper fund or another Zurich fund, call 1-888-987-4241
--------------------------------------------------------------------------------
On the             o If you are a current Zurich shareholder, see the
Internet             instructions at www.zurichfunds.com
--------------------------------------------------------------------------------
Through            o Contact your representative using the method that's most
a financial          convenient for you
advisor


[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-987-4241
                  (1-888-ZURICH-1).


                                       22  how to buy shares

                   ADDITIONAL INVESTMENT
                   -------------------------------------------------------------

                   $100 or more for regular accounts

                   $50 or more for IRAs

                   $50 or more a month with an Automatic Investment Plan

                   Make out your check to "Zurich Money Funds"

--------------------------------------------------------------------------------
By mail            o Send a check and a Zurich investment slip to:
                     Kemper Service Company, P.O. Box 219154,
                     Kansas City, MO 64121-9154


                   o No investment slip? Enclose a letter with your name, fund and account number and your investment instructions
--------------------------------------------------------------------------------
By wire            o Wire your investment using the wire instructions for
                     initial investments on the previous page
--------------------------------------------------------------------------------
By EZ-Transfer     o Call 1-888-987-4241 to make sure EZ-Transfer
                     is set up on your account; if it is, you can request a
                     transfer from your bank account of any amount between $100 and $50,000
--------------------------------------------------------------------------------
By Zurich InfoLine o Call 1-888-987-8678 and follow the instructions
--------------------------------------------------------------------------------
With an            o For investing directly from your bank account, pay check or
automatic            government check
investment plan

                   o Call 1-888-987-4241 to set up a plan
--------------------------------------------------------------------------------
By exchange        o To invest in one of these funds by selling shares in a
                     Kemper fund or another Zurich fund, call 1-888-987-4241
--------------------------------------------------------------------------------
On the             o See the instructions at www.zurichfunds.com
Internet

                   o Click on "Account Access"
--------------------------------------------------------------------------------
Through            o Contact your representative using the method that's most
a financial          convenient for you
advisor


[ICON] Sending an investment by express, registered, or certified mail?
                   Use this address: Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

                                       23  how to buy shares
 how to sell shares


                   SELLING SHARES
                   -------------------------------------------------------------

                   Some transactions, including most for over $50,000, can only be ordered in writing; for more information, see page 29

--------------------------------------------------------------------------------
By check           o Write a check on your account for at least $500
--------------------------------------------------------------------------------
By phone           o Call 1-888-987-4241 for instructions; a check will be mailed to the address of record
--------------------------------------------------------------------------------
By wire            o Call 1-888-987-4241 to make sure that wire transfer
                     is set up on your account; if it is, you can request a wire
--------------------------------------------------------------------------------
By EZ-Transfer     o Call 1-888-987-4241 to make sure that
                     EZ-Transfer is set up on your account; if it is, you can
                     request a transfer to your bank account of any amount
                     between $100 and $50,000
--------------------------------------------------------------------------------
By exchange        o To sell shares in a Kemper fund or another
                     Zurich fund and invest in one of these funds, call
                     1-888-987-4241
--------------------------------------------------------------------------------
By mail            o Write a letter that includes:


                     o the fund and account number from which you want to sell
                       shares


                     o the dollar amount you want to sell


                     o your name(s), signature(s), and address, exactly as on your account


                   o Send the letter to: Kemper Service Company, P.O. Box 219557,
                     Kansas City, MO 64121-9557
--------------------------------------------------------------------------------
With an automatic  o To set up regular exchanges or withdrawals among Kemper or
exchange or          Zurich funds, call 1-888-987-4241
withdrawal plan
--------------------------------------------------------------------------------
In a Zurich        o To add unlimited checkwriting and a VISA(R) Check Card to your
MoneyPLUS            account, call 1-800-537-6001 (annual fee and some transaction
Account(SM)            fees apply)
--------------------------------------------------------------------------------
On the             o Follow the instructions at www.zurichfunds.com
Internet

                   o Click on "Account Access"
--------------------------------------------------------------------------------
Through            o Contact your representative using the method that's most
a financial          convenient for you
advisor


[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-987-4241
                  (1-888-ZURICH-1).


                                       24  how to sell shares
policies you should know about

                  Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

                  If you are investing through a third party provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third party provider may charge its own fees.


                  In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-888-987-4241 (1-888-ZURICH-1).


                  Policies about transactions


                  The funds are open for business each day the New York Stock Exchange is open. Zurich Money Market Fund and Zurich Government Money Fund calculate their share price three times every business day, first at 11 a.m. Central time, then at 1 p.m. Central time and again as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Zurich Tax-Free Money Fund calculates its share price at 11 a.m. Central time and again as of the close of regular trading on the Exchange.



                                       25  policies you should know about

                  Although shares trade during business hours, you can place orders anytime. Once an order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

                  Because orders placed through third party providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your third party provider should be able to tell you when your order will be processed. Wire transactions that arrive by 1 p.m. Central time (11 a.m. Central time for Zurich Tax-Free Money Fund) will receive that day's dividend.

                  Wire transactions received between 1 p.m. (11 a.m. Central time for Zurich Tax-Free Money Fund) and 3 p.m. Central time will start to accrue dividends the next business day. Investments by check will be effective at 3 p.m. Central time on the business day following receipt and will earn dividends the following calendar day. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 3 p.m. Central time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

                  When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11 a.m. Central time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


                                       26  policies you should know about

[ICON] If you ever have difficulty placing an order by phone, you can always send us your order in writing.



                  Zurich InfoLine, the Zurich automated telephone service, is available 24 hours a day by calling 1-888-987-8678. You can use Zurich InfoLine to get information on Zurich funds generally and on accounts held directly at Zurich. You can also use it to make exchanges and to buy and sell shares.

                  EZ-Transfer lets you set up a link between a Zurich account and a bank account. Once this link is in place, you can move money between the two with a phone call or on the Internet at www.zurichfunds.com. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EZ-Transfer on a new account, see the account application, which can also be downloaded from our Web site; to add it to an existing account, call 1-888-987-4241.

                  Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because your shares can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

                  If you are investing in these funds through a Zurich MoneyPLUS AccountSM, you have access to a number of different features and your policies and fees are different in some cases. For example, there is no minimum dollar amount on checks you write, and you can access your account using a VISAR Check Card (a debit card). For more information on the Zurich MoneyPLUS Account, its cash management features and its policies and fees, call 1-800-537-6001.


                                       27  policies you should know about

                  Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you'll be charged a $10 service fee when you write a check for less than $500. You'll also be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

                  When you call us to sell or exchange shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

                  When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more.


                                       28  policies you should know about

                  Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

                  When you want to sell more than $50,000 worth of shares, or send the proceeds to a third party or a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

                  A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


                                       29   policies you should know about

                  Money from shares you sell is normally sent out within one business day of when your order is received in good order, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check or EZ-Transfer, in which case your check will be held for ten days and you cannot use our telephone, Internet or checkwriting privileges, or when unusual circumstances prompt the SEC to allow further delays.


                  How the funds calculate share price

                  For each fund in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

                  As noted earlier, each fund seeks to maintain a stable $1.00 share price.

                  In valuing securities, we use the amortized cost method (the method used by most money market funds).


                                       30  policies you should know about

                      Other rights we reserve

                      For each fund in this prospectus, you should be aware that we may do any of the following:

                      o withhold 31% of your distributions as federal income tax if youhave been notified by the IRS that you are subject tobackup withholding, or if you fail to provide us with acorrect taxpayer ID number or certification that youare exempt from backup withholding

                      o charge you $3 a month if your account balance is below $1,000 for the last 30 days; this policy doesn't apply to retirement accounts, or to accounts with an automatic investment plan

                      o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

                      o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

                      o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

                      o reject or limit purchases of shares for any reason understanding distributions and taxes


                                       31  policies you should know about
understanding distributions
and taxes

                  By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

                  The funds intend to declare income dividends daily, and pay them monthly. Zurich Tax-Free Money Fund may make short- or long-term capital gains distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

                  You can choose how to receive your dividends and distributions. You can have them automatically reinvested in fund shares or sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

                  Dividends from Zurich Money Market Fund and Zurich Government Money Fund are generally taxed at ordinary income rates. Capital gains may be taxable at different rates depending on the length of time a fund holds its assets. Any long-term capital gains distributions are generally taxed at capital gains rates, although the funds typically don't expect to make long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.


                                       32  understanding distributions and taxes

                      Dividends from Zurich Tax-Free Money Fund are generally free from federal income tax for most shareholders, and a portion of dividends from Zurich Government Money Fund are generally free from state and local income tax. However, there are a few exceptions:

                      o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

                      o with Zurich Tax-Free Money Fund, because the fund can invest in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

                      o with Zurich Government Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

                      Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.


                                       33  understanding distributions and taxes

Notes

Notes

Notes

Notes
to get more information

                  Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-888-987-4241 (1-888-ZURICH-1) or visit our Web site at www.zurichfunds.com.

                  Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

                  If you'd like to ask for copies of these documents please contact Zurich or the SEC (see below). If you're a shareholder and have questions, please contact Zurich. Materials you get from Zurich are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov

                  SEC 450 Fifth Street, N.W., Washington, DC 20549-0102, www.sec.gov, 1-202-942-8090

                  Fund Name                                         SEC File
                  --------------------------------------------------------------
                  Zurich Money Market Fund                         333-21187
                  --------------------------------------------------------------
                  Zurich Government Money Fund                     333-21187
                  --------------------------------------------------------------
                  Zurich Tax-Free Money Fund                       333-21187


                                                                   [LOGO] Zurich

                                                       Kemper Distributors, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-800-537-6001

                               ZURICH MONEY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 1, 2000

                            Zurich Money Market Fund
                          Zurich Government Money Fund
                           Zurich Tax-Free Money Fund

             222 South Riverside Plaza, Chicago, Illinois 60606-5808
                                 (800) 537-6001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich Money Funds (the "Trust") dated December 1, 2000. The prospectus may be obtained without charge by calling or writing Zurich Money Funds, and is also available along with other related materials on the Securities and Exchange Commission's internet web site (http://www.sec.gov).


                                TABLE OF CONTENTS



INVESTMENT RESTRICTIONS.....................................................2

INVESTMENT STRATEGIES AND RISKS.............................................3

Money Market Fund...........................................................3

Government Money Fund.......................................................4

Tax-Free Money Fund.........................................................5

Additional Investment Information About the Funds...........................8

CAPITAL STRUCTURE...........................................................9

INVESTMENT ADVISOR.........................................................10

PORTFOLIO TRANSACTIONS.....................................................13

PURCHASE AND REDEMPTION OF SHARES..........................................15

DIVIDENDS, NET ASSET VALUE AND TAXES.......................................17

PERFORMANCE................................................................20

OFFICERS AND TRUSTEES......................................................23

SPECIAL FEATURES...........................................................25

SHAREHOLDER RIGHTS.........................................................26

APPENDIX -- RATINGS OF INVESTMENTS.........................................28

The financial statements appearing in the Funds' Annual Report to Shareholders dated July 31, 2000 are incorporated herein by reference. The Funds' Annual Report accompanies this Statement of Additional Information and may be obtained without charge by calling toll-free 1-888-987-4241.

INVESTMENT RESTRICTIONS

Zurich Money Market Fund (the "Money Market Fund"), Zurich Government Money Fund (the "Government Money Fund") and Zurich Tax-Free Money Fund (the "Tax-Free Money Fund") have adopted certain investment restrictions which cannot be changed without approval by holders of a majority of such Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act") this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, each Fund may not:

(1) Borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) Issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) Concentrate its investments in a particular industry, as the term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time (Money Market Fund's concentration in the banking industry is described on page 4);


(4) Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)  Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities;

(7) Make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to restriction (3) for Money Market Fund, for purposes of determining the percentage of Money Market Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Government Money Fund and the Tax Free Money Fund have no current intention of making loans as permitted in investment restriction (7) noted above.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Funds did not borrow money, as permitted by fundamental investment restriction number 1 in the latest fiscal year; and they have no present intention of borrowing during the coming year. In any event, borrowings would only be as permitted by such restriction. Tax-Free Money Fund may invest more than 25% of its total assets in industrial development bonds.

The Funds have adopted the following non-fundamental restrictions which may be changed or eliminated by the Board of Trustees without shareholder approval:

Each Fund may not:

         (1) Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

         (2) Lend portfolio securities in an amount greater than 5% of its total assets.

         (3) Invest more than 10% of net assets in illiquid securities.

INVESTMENT STRATEGIES AND RISKS

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing a Fund's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

The Funds described in this Statement of Additional Information seek to maintain a net asset value of $1.00 per share.


Master/Feeder Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss. Shareholders of each Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.


Money Market Fund

Money Market Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

o Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

o    Bank  certificates  of  deposit   (including  time  deposits)  or  bankers'
     acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

o Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

o Commercial paper obligations rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody's or AA by S&P or higher and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody's or AA by S&P or higher. For a description of these ratings, see "Appendix -- Ratings of Investments" herein.

o Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

To the extent Money Market Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, to possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit are not subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

Money Market Fund may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

Money Market Fund may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Fund's investment advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "Additional Investment Information About the Funds" below. The Fund's investment advisor monitors the liquidity of its investments in Section 4(2) paper on a continuous basis.

Money Market Fund may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of U.S. banks in accordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated. The Fund will not change this policy without a vote of shareholders.

Government Money Fund

Government Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following securities that mature in 12 months or less.

o    U.S.  Treasury  bills,   notes,  bonds  and  other  obligations  issued  or
     guaranteed by the U.S. Government, its agencies or instrumentalities.

o    Repurchase agreements of the obligations described above.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Fannie Mae, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Free Money Fund

Tax-Free Money Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations.

Under normal market conditions at least 80% of the Fund's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider "private activity" bonds as described in "Dividends, Net Asset Value and Taxes -- Taxes" as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

Dividends representing net interest income received by Tax-Free Money Fund on Municipal Securities will be exempt from federal income tax when distributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends, Net Asset Value and Taxes -- Taxes." The Fund's assets will generally consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in 12 months or less.

Tax-Free Money Fund will invest only in Municipal Securities which at the time of purchase:

o are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's, (AAA or AA) assigned by S&P, (AAA or AA) assigned by Fitch, or (AAA or AA) assigned by Duff, or any other nationally recognized statistical rating organization ("NRSRO") as determined by the Securities and Exchange Commission are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P;

o are guaranteed or insured by the U.S. Government as to the payment of principal and interest;

o are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment advisor;

o have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher, or Fitch's municipal commercial paper rating of F-2 or higher, or Duff's municipal commercial paper rating of Duff-2 or higher, or a rating within the two highest categories of any other NRSRO as determined by the Securities and Exchange Commission;

o are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's, S&P, Fitch, Duff or any other NRSRO as determined by the Securities and Exchange Commission; are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or

o are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment Advisor.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. As discussed below under "Dividends, Net Asset Value and Taxes -- Taxes," the Fund may invest in "private activity" bonds.

Tax-Free Money Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

Tax-Free Money Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. It is anticipated by the Fund's investment advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

In seeking to achieve its investment objective, Tax-Free Money Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment advisor. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, Tax-Free Money Fund may invest in taxable "temporary investments" which include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o    debt  securities  rated within the two highest  grades by Moody's or S&P;

o commercial paper rated in the two highest grades by either of such rating services;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o repurchase agreements of the obligations described above (Repurchase agreements are discussed below).

Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends, Net Asset Value and Taxes." For a description of the ratings, see "Appendix -- Ratings of Investments."

Municipal Securities that Tax-Free Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Tax-Free Money Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Additional Investment Information About the Funds

In addition to the specific investment objective and policies listed above, each Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the 1940 Act. See "Dividends, Net Asset Value and Share Price -- Net Asset Value."

Each Fund may invest in instruments that have interest rates that adjust periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may invest in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Funds, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Determining Share Price."

The Funds will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.


A Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of such Fund's net assets valued at the time of the transaction would be invested in such securities. If a Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of such Fund to make payment within seven days of the date its shares are tendered for redemption. Securities and Exchange Commission ("SEC") guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets. Each Fund's investment advisor monitors holdings of illiquid securities on an ongoing basis and will take such action as it deems appropriate to help maintain adequate liquidity.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

CAPITAL STRUCTURE


Zurich Money Funds is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective February 1, 1996, the name of the Trust was changed from Kemper Money Market Fund to Kemper Money Funds, and effective April 14, 1997, the name of the Trust was changed from Kemper Money Funds to Zurich Money Funds. Effective November 29, 1985, Money Market Fund, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Money Market Fund, Inc., a Maryland corporation organized on September 19, 1974. Effective November 14, 1986, Government Money Fund succeeded to the assets and liabilities of Kemper
Government Money Market Fund, a business trust organized under the laws of Massachusetts on August 9, 1985. Effective November 29, 1985, Kemper Government Money Market Fund succeeded to the assets and liabilities of Kemper Government Money Market Fund, Inc., a Maryland corporation organized November 3, 1981. Tax-Free Money Fund commenced public offering of its shares on September 10, 1987. The Trust may issue an unlimited number of shares of beneficial interest, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares are not currently divided into classes. While only shares of the three previously described Funds are presently being offered, the Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally, each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.


Investment Advisor. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Advisor"), 345 Park Avenue, New York, New York 10154-0010 is the Funds' investment advisor. Scudder Kemper is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as each

Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Trust expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.

The investment management agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each Fund so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and
(b) by the shareholders of each Fund or the Board of Trustees. If continuation is not approved for a Fund, the investment management agreement nevertheless may continue in effect for the Funds for which it is approved and Scudder Kemper may continue to serve as investment advisor for the Fund for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Shareholders of each Fund will vote separately upon continuation of the investment management agreement and upon other matters affecting only an individual Fund. Additional Funds may be subject to a different agreement.


On September 7, 1998, Zurich Insurance Company ("Zurich") the majority owner of the Advisor, entered into an agreement with B.A.T. Industries p.l.c. ("B.A.T."), pursuant to which the financial services business of B.A.T. were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with the Advisor was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund and the shareholders of each Fund have approved a new investment management agreement with the Advisor, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


For the services and facilities furnished, the Trust pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Trust, 0.375% on the next $335 million, 0.30% on the next $250 million and 0.25% of average daily net assets of the Trust over $800 million. Scudder Kemper has agreed to reimburse the Trust should all operating expenses of the Trust, including the investment management fee of Scudder Kemper but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average net assets of the Trust and 1% of average net assets over $30 million on an annual basis. The investment management fee and the expense limitation are computed based upon the combined average daily net assets of the Funds and are allocated among such Funds based upon the relative net assets of each Fund. For its services as investment advisor and for facilities furnished during the fiscal years ended July 31 indicated, the Funds incurred investment management fees as shown.

        Fund                       2000              1999             1998
        ----                       ----              ----             ----

        Money Market           $13,606,675       $13,105,647      $12,086,000
        Government Money        $1,816,620        $1,973,045      $ 1,815,000
        Tax-Free Money          $2,045,830        $2,167,131      $ 2,156,000

For Money Market Fund, during the fiscal years ended July 31, 2000, July 31, 1999 and July 31, 1998, the investment advisor waived fees in the amounts of $0, $0 and $0, respectively.

For Government Money Market Fund, during the fiscal years ended July 31, 2000, July 31, 1999 and July 31, 1998, the investment advisor waived fees in the amounts of $0, $0 and $0, respectively.

For Tax-Free  Money  Market  Fund,  during the fiscal years ended July 31, 2000,
July 31, 1999 and July 31, 1998, the investment advisor waived fees in the amounts of $0, $0 and $0, respectively.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Funds, however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, an affiliate of Scudder Kemper, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Fund whenever shareholders vote with respect to such agreement. KDI receives no compensation from the Funds as principal underwriter for the Funds' shares and pays all expenses of distribution of the Funds' shares.

Certain officers or trustees of the Trust are also directors or officers of Scudder Kemper and KDI as indicated under "Officers and Trustees."

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Funds. State Street attends to the collection of principal and income, and payment for and collection of proceeds bought and sold by the Funds. State Street also acts as transfer agent for the Funds. Pursuant to a services agreement with State Street and Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, annual account fees of a maximum of $8 per account plus out-of-pocket expense reimbursement. Effective January 1, 1999, this schedule was amended to include a $10 annual account fee, a $5 new account set up fee, an annual asset based fee of 0.06% of average daily net assets and out-of-pocket expense reimbursement


Prior to August 31, 2000, Investors Fiduciary Trust Company ("IFTC") acted as Transfer Agent for the funds.

During the fiscal year ended July 31, 2000, IFTC remitted shareholder service fees for Money Market Fund in the amount of $5,201,974, for Government Money Fund in the amount of $631,503, and for Tax-Free Money Fund in the amount of $534,982 to KSvC as Shareholder Service Agent.

Independent Auditors and Reports to Shareholders. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

Brokerage

Allocation of brokerage is supervised by the Advisor.

Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute such transactions. Since a Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Fund's portfolio turnover rate for reporting purposes is zero.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through SIS's familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of receipt of the research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Advisor may give consideration to those firms that have sold or are selling shares of a fund managed by the Advisor.

To the maximum extent feasible, it is expected that the Advisor will place orders for a portfolio transactions through SIS, a corporation registered as a broker-dealer and a subsidiary of the Advisor. SIS will place orders on behalf of a fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a fund for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transaction is legally permissible and advisable.


Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Funds for such purchases. During the last three fiscal years the Funds paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds' prospectus. There is no sales charge. The minimum initial investment in any Fund is $1,000 ($250 for IRAs) and the minimum subsequent investment is $100 ($50 for IRAs) but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or Scudder Kemper and its affiliates and the $3 monthly fee assessed on accounts below $1,000. Since each Fund will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that each Fund receives investable funds. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

If shares of a Fund to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

Orders for purchase of shares of a Fund received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for Money Market Fund and Government Money Fund and at or prior to the 11:00 a.m. Central time net asset value determination for Tax-Free Money Fund otherwise the dividend for the next calendar day if effected at the 3:00 p.m. Central time net asset value determination. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 3:00 p.m. Central time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to Zurich Money Funds: United Missouri Bank of Kansas City, N.A. (ABA #1010-0069-5) Zurich Money Market Fund: #98-0103-346-8, or Zurich Government Money Fund:
98-0116-259-4 or, Zurich Tax-Free Money Fund: 98-0001-577-6


Redemption of Shares

Upon receipt by the Shareholder Service Agent of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds' prospectus. If processed at 3:00 p.m. Central time, the shareholders will receive that day's dividend. A shareholder may elect to use either the regular or expedited redemption procedures. Shareholders who redeem shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.


Although it is each Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.


Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Fund reserves the right to terminate or modify this privilege at any time.

A Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Fund account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of a Fund also provide special redemption features through charge or debit cards and checks that redeem Fund Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Funds will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for Tax-Free Money Fund), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Fund. Expenses of the Funds are accrued each day. While each Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

Net Asset Value. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


Taxes.
Taxable Portfolios. Money Market Fund and Government Money Fund each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.


Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Free Money Fund intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net
interest   income  from  temporary   investments  in  obligations  of  the  U.S.
Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from Tax-Free Money are to be treated as interest on private activity bonds in proportion to the interest income the Fund receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year 19% of the net interest income was derived from "private activity bonds. "

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from Tax-Free Money Fund.

 Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from Tax-Free Money Fund, and 50% of Social Security benefits.

The tax exemption of dividends from Tax-Free Money Fund for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Fund are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, Tax-Free Money Fund may not be an appropriate investment for persons who are `substantial users' of facilities financed by industrial development bonds held by Tax-Free Money Fund or are `related persons' to such users; such persons should consult their tax advisers before investing in Tax-Free Money Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from Tax-Free Money Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, the Trust may advertise several types of performance information for the Portfolio, including "yield", "effective yield" and, for Tax-Free Money Fund only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Fund. The yield of the Fund refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

Each Fund's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7 - 1.

Each Fund's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is: (seven-day base period return +1)365/7 - 1. Each Fund may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.

The tax equivalent yield of Tax-Free Money Fund is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.

         All performance information shown below is for periods ended July 31, 2000.

                                                      *Tax-
                                         Effective  Equivalent                               Total   Total    Total
                                Yield      Yield      Yield      AATR     AATR      AATR    Return  Return   Return
  Fund                         7 days     7 days      7 days     1 yr.    5 yrs.   10 yrs.   1 yr.   5 yrs.  10 yrs.
  ----                         ------     ------      ------     -----    ------   --------  -----   ------  -------


   Money Market                 6.32%                            5.78     5.33      4.97     5.78    29.65    62.46
   Government Money             6.24%                            5.59     5.26      4.92     5.59    29.22    61.71
   Tax-Free Money               3.96%                            3.58     3.37      3.37     3.58    18.02    39.33


    *    Based upon a marginal federal income tax rate of 37.1%.

 The tax equivalent yield of Tax-Free Money Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Free versus Taxable Yield" below.

Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

Money market mutual funds allow smaller investors to participate in the money market and to receive money market yields that previously were available only to those investors with large sums of money. Prior to the introduction of the first money market mutual funds, small investors wanting to manage their cash reserves had a limited choice of bank products available with a predetermined set of interest rates such as passbook savings accounts and checking accounts. Currently, there are hundreds of money market funds managing billions of dollars for millions of investors. Zurich Money Funds is one of the largest money market funds.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of Money Market Fund, Government Money Fund and Tax-Free Money Fund with that of their competitors. Past performance cannot be a guarantee of future results.

The performance of the Funds may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R), or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends. From time to time the Funds may include in their sales communications ranking and rating information received from various organizations, to include but not be limited to, ratings from Morningstar, Inc. and rankings from Lipper.

A Fund's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Funds are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Funds fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Funds are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received, without charge.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

Tax-Free versus Taxable Yield. You may want to determine which investment -- tax-free or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that Tax-Free Money Fund may generate. Both tables are based upon current law as to the 1999 federal tax rate schedules.


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $126,600


                                                   Your
                                                 Marginal                  A Tax-Exempt Yield of:
               Taxable Income                  Federal Tax      2%      3%      4%      5%      6%       7%
        Single                  Joint              Rate             Is Equivalent to a Taxable Yield of:
------------------------ -------------------- --------------- ------- ------- ------- ------- ------- ---------


    $25,751-$62,450       $43,051-$104,050        28.0%       2.78%   4.17%   5.56%   6.94%   8.33%    9.72%

------------------------ -------------------- --------------- ------- ------- ------- ------- ------- ---------

     Over $62,450           Over $104,050          31.0       2.90%   4.35%   5.80%   7.25%   8.70%    10.14%

------------------------ -------------------- --------------- ------- ------- ------- ------- ------- ---------


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $126,600*

                                                   Your
                                                 Marginal                  A Tax-Exempt Yield of:
               Taxable Income                  Federal Tax      2%      3%      4%      5%      6%       7%
        Single                  Joint              Rate             Is Equivalent to a Taxable Yield of:
------------------------ -------------------- --------------- ------- ------- ------- ------- --------- -------

   $62,450-$130,250       $104,051-$158,550       31.9%       2.94%   4.41%   5.87%   7.34%   8.81%     10.28%



                                       22

------------------------ -------------------- --------------- ------- ------- ------- ------- --------- -------

   $130,251-$283,150      $158,551-$283,150       37.1        3.18%   4.77%   6.36%   7.95%   9.54%     11.13%

------------------------ -------------------- --------------- ------- ------- ------- ------- --------- -------

     Over $283,150          Over $283,150         40.8        3.38%   5.07%   6.76%   8.45%   10.14%    11.82%

------------------------ -------------------- --------------- ------- ------- ------- ------- --------- -------


o This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $186,800 and $309,300 (single between $126,600 and $247,000), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI, the principal underwriter, or their affiliates, are as follows:

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, 7011 Green Tree Drive, Naples, Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Chairman, Trustee and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Advisor;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Advisor.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

* Interested persons of the Funds as defined in the 1940 Act.


As of October 31, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any Fund.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 2000 fiscal year except that the information in the last column is for calendar year 1999.

                                                           Total Compensation
                                                              From Trust and
                               Aggregate Compensation          Fund Complex
Name of Trustee                      From Trust            Paid to Trustees***
---------------                      ----------            -------------------
John W. Ballantine*                                              $57,230
Lewis A. Burnham                                                  89,340
Donald L. Dunaway*                                                96,970
Robert B. Hoffman                                                 87,770
Donald R. Jones                                                   87,820
Shirley D. Peterson                                               82,820
William P. Sommers                                                82,820

*    Mr. Ballantine was elected to the Board on May 18, 9999


** Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) accrued through July 31, 2000 and payable from the Trust to Mr. Dunaway are $______.


*** Includes compensation during 1999 for service on 25 funds managed by Scudder Kemper with 43 fund portfolios. Each trustee currently serves as a trustee of 26 funds managed by Scudder Kemper with 48 fund portfolios.

As of October 31, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any Fund.

Code of Ethics. The Funds, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

SPECIAL FEATURES

Automatic Withdrawal Program. If you own $5,000 or more of a Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust, a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); ; and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the

Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                               ZURICH MONEY FUNDS
                                     PART C.
                                OTHER INFORMATION

Item 23. Exhibits

              (a)          (a)(1)       Declaration of Trust is incorporated herein by reference to
                                        Amendment No. 41 on Form N-1A filed on November 16, 1995.

                           (a)(2)       Amendment to Declaration of Trust is incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16,
                                        1995

                           (a)(3)       Amendment to Declaration of Trust is incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16,
                                        1995

                           (a)(4)       Amendment  to  Declaration  of  Trust  is  incorporated   herein  by
                                        reference  to  Amendment  No.  42 on Form  N-1A  filed  on or  about
                                        November 6, 1996.

                           (a)(5)       Amendment  to  Declaration  of  Trust  is  incorporated   herein  by
                                        reference  to  Amendment  No.  43 on Form  N-1A  filed  on or  about
                                        November 14, 1997.

                           (a)(6)       Amended and Restated  Declaration of Trust is incorporated herein by reference to Post  Effective  Amendment No. 45 filed on November 25,
                                        1998.

              (b)                       By-Laws is incorporated herein by reference to Post-Effective
                                        Amendment No. 41 to the Registration Statement filed on November
                                        16, 1995.

              (c)                       Specimen   Share   Certificate   is   incorporated   herein   by  to
                                        Post-Effective  Amendment No. 41 to the Registration Statement filed on November 16, 1995.

              (d)                       Investment  Management  Agreement  for  Zurich  Money  Market  Fund,
                                        Zurich  Government  Money  Fund and  Zurich  Tax Free  Money Fund is
                                        incorporated  herein by to  Post-Effective  Amendment  No. 46 to the
                                        Registration Statement filed on September 28, 1999.

              (e)                       Underwriting   Agreement  for  Zurich  Money  Market  Fund,   Zurich
                                        Government   Money   Fund  and   Zurich   Tax  Free  Money  Fund  is
                                        incorporated herein by reference to Post-Effective  Amendment No. 45 filed on November 25, 1998.

              (f)                       Inapplicable.

              (g)                       Custodian  Agreement for Zurich Money Market Fund, Zurich Government
                                        Money Fund and Zurich Tax Free Money Fund is incorporated  herein by to  Post-Effective  Amendment No. 46 to the  Registration  Statement
                                        filed on September 28, 1999.


              (h)          (h)(1)       Fund  Accounting  and  Services  Agreement  for Money Market Fund is
                                        incorporated  herein by reference to  Post-Effective  Amendment  No.
                                        45, filed on November 25, 1998.

                           (h)(2)       Fund Accounting and Services  Agreement for Government Money Fund is
                                        incorporated  herein by reference to  Post-Effective  Amendment  No.
                                        45, filed on November 25, 1998.

                           (h)(3)       Fund  Accounting  and Services  Agreement  for Zurich Tax Free Money
                                        Fund  is   incorporated   herein  by  reference  to   Post-Effective
                                        Amendment No. 45, filed on November 25, 1998.

              (i)                       Legal Opinion and Consent of Counsel is filed herein.

              (j)                       Consent of Independent Auditors is filed herein.

              (k)                       Inapplicable.

              (l)                       Inapplicable.

              (m)                       Inapplicable.

              (n)                       Inapplicable.

              (p)(1)                    Scudder Kemper Investments, Inc.  Code of Ethics.
                                        (Incorporated  by reference to  Post-Effective  Amendment  No. 38 to the Registration Statement.)



Item 24.  Persons  Controlled  by or Under  Common  Control with Registrant

         Not applicable.


Item 25.  Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name
                           Business and Other Connections of Board of Trustees of Registrant's Adviser
                           ---------------------------------------------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Name
----
                           Business and Other Connections of Board of Trustees of Registrant's Adviser
                           ---------------------------------------------------------------------------

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA

                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449
                           Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                     o     20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St.,
                           Grand Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                           Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                    (2)                                         (3)


         Name                   Positions and Offices with                   Positions and
         ----                   Kemper Distributors, Inc.                    Offices with Registrant
                                -------------------------                    -----------------------

         Thomas V. Bruns        President                                    None

         Linda C. Coughlin      Director and Vice Chairman                   None

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President
                                Officer and Vice President

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance Officer  Vice President

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          Vice President and Secretary



                                Positions and Offices with                   Positions and
         Name                   Kemper Distributors, Inc.                    Offices with Registrant
         ----                   -------------------------                    -----------------------

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None

         C. Perry Moore         Senior Vice President and Managing Director  None

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            None

         Gary N. Kocher         Managing Director                            None

         Susan K. Crenshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         (c)      Not applicable


Item 28.  Location of Accounts and Records

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.  Management Services

         Not applicable.

Item 30.  Undertakings

         Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 25th day of November, 2000.

                                              ZURICH MONEY FUND

                                              By:/s/ Mark S. Casady
                                                 -------------------------------
                                                 Mark S. Casady
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 25th day of November 2000 on behalf of the following persons in the capacities indicated.

SIGNATURE                                           TITLE                                     DATE
---------                                           -----                                     ----


/s/ Thomas W. Littauer
----------------------------------------------
Thomas W. Littauer*                                 Chairman and Trustee                      November 25, 2000


/s/ John R. Hebble
----------------------------------------------
John R. Hebble                                      Treasurer (Principal Financial            November 25, 2000
                                                    and Accounting Officer)

/s/ John W. Ballatine
----------------------------------------------
John W. Ballatine*                                  Trustee                                   November 25, 2000


/s/ Lewis A. Burnham
----------------------------------------------
Lewis A. Burnham*                                   Trustee                                   November 25, 2000


/s/ Linda C. Coughlin
----------------------------------------------
Linda C. Coughlin                                   Trustee                                   November 25, 2000


/s/ Donald L. Dunaway
----------------------------------------------
Donald L. Dunaway*                                  Trustee                                   November 25, 2000


/s/ Robert B. Hoffman
----------------------------------------------
Robert B. Hoffman*                                  Trustee                                   November 25, 2000


/s/ Donald R. Jones
----------------------------------------------
Donald R. Jones*                                    Trustee                                   November 25, 2000


/s/ Shirley D. Peterson
----------------------------------------------
Shirley D. Peterson*                                Trustee                                   November 25, 2000








/s/ William P. Sommers
----------------------------------------------
William P. Sommers*                                 Trustee                                   November 25, 2000




     *By:/s/ Philip J. Collora
         -------------------------------------
         Philip J. Collora**                        Secretary

         **Philip J. Collora signs this document pursuant to powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement filed September 30, 1998, and Post-Effective Amendment No. 48 filed on November 24, 1999.

                                                                File No. 2-51992
                                                               File No. 811-2527


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         PRE-EFFECTIVE AMENDMENT NO. 50
                                                     --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 50
                                              --

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               ZURICH MONEY FUNDS

                               ZURICH MONEY FUNDS
                                  EXHIBIT INDEX

                                   Exhibit (i)

                                   Exhibit (j)